DESCRIPTION OF PLAN (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) employee
EBP, Description of Plan [Line Items]
Number of participants | employee	3,678
Requisite service period	30 days
Participant contribution, automatic, annual increase deferral rate	1.00%
Maximum annual participant contribution to total compensation percentage	50.00%
Employer contribution, matching percentage	200.00%
Percent of participant compansation matched, percentage	3.00%
Maximum future contribution, percent in common stock fund	10.00%
Note receivable from participant, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Participant loan, basis spread on variable rate	1.00%
Asset held for investment, participant loan, interest rate	8.00%
Note receivable from participant, maximum borrowing term (in months)	60 months
Note receivable from participant, primary residence, maximum borrowing term (in months)	120 months
Involuntary cash-out limit	$ 7,000
EBP, Safe-Harbor Matching Contributions
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Participant vesting	100.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	6.00%
Participant contribution, automatic deferral rat prior to current plan	3.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	10.00%
Participant contribution, automatic deferral rat prior to current plan	7.00%